Putnam
Master Income
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

A significant change in investor sentiment took place shortly after fiscal 1999 began for Putnam Master Income Trust. The third successive interest-rate cut effected by the Federal Reserve Board on November 17, 1998, sufficiently calmed investors' fears about a worldwide recession and restored confidence in the higher-yielding, or spread, sectors of the global fixed-income market. These include areas such as U.S. high-yield bonds, investment-grade corporate bonds, mortgage-backed securities, and emerging-markets bonds. Consequently the historic and pronounced global flight to quality that took place last summer/early fall reversed itself quite dramatically through the six months ended April 30, 1999.

As fixed-income investors reached a greater level of comfort with the so-called spread sectors, your fund's management team -- Jennifer E. Leichter, D. William Kohli, and David L. Waldman -- increased the portfolio's exposure to U.S. high-yield bonds and emerging-markets issues, taking advantage of highly attractive valuations. The shift in focus in both the market and the portfolio enabled your fund to deliver solid results at net asset value, outperforming two of the three competitive indexes used as benchmarks. See page 7 and 8 for complete performance information.


Total return for 6 months ended 4/30/99

     Net asset value              Market price
----------------------------------------------------------------
          5.32%                      -2.64%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 7.


[GRAPHIC OMITTED: horizontal bar chart TOP FIVE COUNTRY ALLOCATIONS (INTERNATIONAL SECTOR)]


TOP FIVE COUNTRY ALLOCATIONS
(INTERNATIONAL SECTOR)*

United
Kingdom           6.7%

Mexico            3.3%

Brazil            2.7%

Canada            2.5%

Argentina         1.2%

Footnote reads:
*Based on net assets as of 4/30/99. Holdings will vary over time.


* TREASURY RALLY OF 1998 UNWINDS IN 1999

In the fourth quarter of 1998, the pace of U.S. economic growth exceeded economists' expectations. With each new report signaling further growth ahead, speculation arose about the possibility of the Fed raising interest rates to curb any inflationary pressures. This new wave of concern combined with a more relaxed attitude toward riskier investments served to push interest rates higher and the prices of U.S. Treasury securities lower in the first four months of calendar 1999. As a result, your fund's U.S. Treasury holdings detracted somewhat from performance. Given the change in market dynamics, your fund's managers trimmed back exposure to the Treasury sector in favor of U.S. high-yield bonds and emerging-markets debt as the period progressed. The remaining allocation to Treasury securities provides the fund with a neutral duration stance, since your fund's managers saw no reason to make any definitive bets on interest-rate movements at that point in time.


"High-yield bonds have regained their footing and we believe they are poised to continue their trek upward given the market's very favorable fundamentals."

 -- Jennifer E. Leichter, fund manager


Your fund's weighting in mortgage-backed and asset-backed securities was also scaled back modestly as the flight to quality lost momentum. The positions that do remain in the portfolio are mostly residential mortgage-backed and commercial mortgage-backed issues. Strong economic activity and solid real estate fundamentals indicate a more promising environment for these securities.

* HIGH-YIELD BONDS RETURN TO GLORY

Until 1998's midsummer rout, the price performance of U.S. high-yield bonds had outstripped that of U.S. Treasury securities for most of the decade. As investors became more accepting of credit risk and returned to the spread sectors, the U.S. high-yield market once again took center stage, rallying significantly. Your fund's high-yield holdings provided the lion's share of performance, as in many years past.

Your fund's managers favored bonds in the telecommunications, media, and finance industries -- fast-growing industries brisk with merger and acquisition activity -- creating the potential for credit upgrades and therefore price appreciation opportunities.

Telecommunications and financial services were, in fact, two of the top-performing subsectors within the high-yield market in the past four months. Individual security selection within the telecom area further boosted returns, with Global Crossing and NEXTEL (listed under cellular communications) being two of the fund's most successful performers. Of the fund's financial services holdings, specialty financing companies and banks, such as Ocwen, Aames Financial, Contifinancial, and Delta Financial, produced notable results.

Over the period, your fund's managers selectively added to some high-quality cyclical and energy issues. Riverwood Packaging is one holding in the paper industry that we believe shows promise. R&B Falcon and Ocean Energy Reserve are two energy issues recently purchased. While the securities discussed in this report were viewed favorably at the end of the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.



[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS
PER SECTOR

HIGH YIELD SECTOR

Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008

Dial Call Communications, Inc. sr. disc. notes Ser. B, 10 1/4s, 2005

Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg)

INTERNATIONAL SECTOR

United Kingdom Treasury bonds 8s, 2000

United Kingdom Treasury bonds Ser. 85, 9 3/4s, 2002

Canada (Government of) bonds Ser. WB60, 7 1/4s, 2007

GOVERNMENT SECTOR

Government National Mortgage Association Pass-Through Certificates 6 1/2s, with due dates from December 15, 2027 to March 15, 2029

Government National Mortgage Association Pass-Through Certificates 7 1/2s, with due dates from September 15, 2022 to February 15, 2027

U. S. Treasury Bonds 6 1/8s, November 15, 2027

EMERGING MARKET SECTOR

United Mexican States Ser. B, 6 1/4s, 2019

Brazil (Government of) stepped-coupon zero %, (8s, 4/30/00), 2014

Argentina (Republic of) 11 3/4s, 2009

Footnote reads:
Based on net assets as of 4/30/99. Holdings will vary over time.


* CORE EUROPE REMAINS INTERNATIONAL FOCUS

The fund had international holdings in the core bond markets of Europe, primarily those of the Netherlands, Germany, France, and the United Kingdom. A stronger U.S. dollar and a shaky start to the euro in the early months of 1999 dampened the return potential of these holdings. As the period progressed, your fund's managers turned their attention to some of the peripheral, non-euro-bloc markets of Europe, adding to attractively valued, higher-yielding issues from Denmark and Sweden. Your fund's exposure to emerging markets was increased slightly, with bonds from Mexico, Brazil, and Bulgaria being the more heavily weighted holdings. Your fund's exposure to Japanese government bonds was minimal.

* FAVORABLE BACKDROP SEEN FOR POSITIVE NEAR-TERM PERFORMANCE

Your fund enters the second half of fiscal 1999 in a fixed-income market that seems to have come to terms with last year's volatility and unexpected events. High-yield bonds, which now make up the bulk of your fund's net assets, have regained their footing, and the fund's management believes they are poised to continue their trek upward, given the market's favorable fundamentals, such as solid economic growth, subdued inflation, relatively stable interest rates, and low defaults. Of course, 1998 is proof positive that market performance can turn on a dime. Therefore, the managers remain committed to conducting painstaking research in order to develop and maintain a portfolio that offers the best return-to-risk profile for your investment.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 16, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Master Income Trust is designed for investors seeking high current income, consistent with preservation of capital, through a portfolio diversified among U.S. government, high-yield, and international fixed-income securities.


TOTAL RETURN FOR PERIODS ENDED 4/30/99

                                                     Salomon Bros.   First
                                         Lehman Bros.  Non-U.S.      Boston
                                Market   Government   World Govt.  High-Yield
                      NAV       price    Bond Index   Bond Index     Index
------------------------------------------------------------------------------
6 months              5.32%    -2.64%      -0.95%       -4.30%        8.91%
------------------------------------------------------------------------------
1 year               -2.00     -2.69        6.43         9.06         0.69
------------------------------------------------------------------------------
5 years              44.77     41.17       45.24        37.72        57.56
Annual average        7.68      7.14        7.75         6.61         9.52
------------------------------------------------------------------------------
10 years            149.90    134.58      130.05       132.22       183.97
Annual average        9.59      8.90        8.69         8.79        11.00
------------------------------------------------------------------------------
Life of fund
(since 12/28/87)    187.22    142.41      154.18       125.77       227.59
Annual average        9.75      8.12        8.58         7.45        11.04
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TOTAL RETURN FOR PERIODS ENDED 3/31/99

                                                      Market
                                        NAV           price
----------------------------------------------------------------------------
6 months                                1.20%         -2.62%
----------------------------------------------------------------------------
1 year                                 -2.93          -2.01
----------------------------------------------------------------------------
5 years                                40.64          47.81
Annual average                          7.06           8.13
----------------------------------------------------------------------------
10 years                              147.46         135.19
Annual average                          9.48           8.93
----------------------------------------------------------------------------
Life of fund
(since 12/28/97)                      182.50         140.62
Annual average                          9.66           8.11
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.



PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/99

----------------------------------------------------------------------------
Distributions (common shares)
----------------------------------------------------------------------------
Number                                   6
----------------------------------------------------------------------------
Income                                $0.363
----------------------------------------------------------------------------
Capital gains1                            --
----------------------------------------------------------------------------
  Total                               $0.363
----------------------------------------------------------------------------
Share value                      NAV         Market price
----------------------------------------------------------------------------
10/31/98                        $8.27           $8.125
----------------------------------------------------------------------------
4/30/99                          8.34            7.563
----------------------------------------------------------------------------
Current return
----------------------------------------------------------------------------
Current dividend rate2           8.34%           9.21%
----------------------------------------------------------------------------

1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


Comparative benchmarks

First Boston High-Yield Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Lehman Bros. Government Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund + [DBL. DAGGER]

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

 + Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




The fund's portfolio
April 30, 1999 (Unaudited)

CORPORATE BONDS AND NOTES (44.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.7%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,000,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $    1,092,478
            840,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                           879,900
          1,000,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                     1,062,500
                                                                                                            --------------
                                                                                                                 3,034,878

Aerospace and Defense (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 184,775
            250,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                              243,125
            520,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              521,300
            750,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                        791,250
            160,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                170,400
            240,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                            238,200
            200,000  Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                                           182,000
            210,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                      216,825
          1,210,000  Raytheon Co. 144A bonds 6.4s, 2018                                                          1,143,039
                                                                                                            --------------
                                                                                                                 3,690,914

Agriculture (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,229,703  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                 1,168,218

Airlines (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Calair LLC company guaranty 8 1/8s, 2008                                                      295,182
            340,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                      136,000
            530,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                                     384,250
            355,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                            298,200
            650,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            338,000
          1,500,000  US Air Inc. pass-thru certificates Ser. 93-A2, 9 5/8s, 2003                                 1,559,325
                                                                                                            --------------
                                                                                                                 3,010,957

Apparel (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            970,000  Fruit of the Loom 144A company guaranty 8 7/8s, 2006                                          950,600
            610,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                 611,525
            250,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                  266,875
                                                                                                            --------------
                                                                                                                 1,829,000

Automotive Parts (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         189,450
            383,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                                 403,108
            500,000  Dura Operating Corp. 144A sr. sub. notes 9s, 2009                                             506,875
          1,320,000  Federal Mogul Corp. 144A notes 7 3/8s, 2006                                                 1,296,900
            540,000  Hayes Lemmerz International, Inc. 144A company
                       guaranty 8 1/4s, 2008                                                                       544,050
            200,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                        209,000
            250,000  Lear Corp. sub. notes 9 1/2s, 2006                                                            273,750
            535,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                        552,388
            900,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       929,250
            290,000  Safety Components International, Inc. sr. sub. notes
                       Ser. B, 10 1/8s, 2007                                                                       282,750
                                                                                                            --------------
                                                                                                                 5,187,521

Banks (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                  203,750
            145,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                        155,542
            305,000  Fuji JGB Inv. LLC 144A FLIRB Ser. A, 9.87s, 2049 (Japan)                                      285,175
            280,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                        290,788
            240,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                        251,155
            140,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                          109,200
            290,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                    282,025
            290,000  Peoples Heritage Capital Trust company guaranty
                       Ser. B, 9.06s, 2027                                                                         283,536
            285,000  Provident Capital Trust company guaranty 8.6s, 2026                                           283,980
            165,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                   160,675
            230,000  Sovereign Capital Trust company guaranty 9s, 2027                                             228,581
            220,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                221,683
                                                                                                            --------------
                                                                                                                 2,756,090

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Koppers Industries, Inc. 144A company guaranty 9 7/8s, 2007                                   153,375
            220,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                        132,000
            205,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                      196,800
                                                                                                            --------------
                                                                                                                   482,175

Broadcasting (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            920,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                                943,000
            820,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                        625,250
            765,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        644,513
            340,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              363,800
            997,487  Capstar Broadcasting bank term loan 4.999s, 2005                                              999,981
            170,000  Central European Media Enterprises Ltd. sr. notes
                       9 3/8s, 2004 (Bermuda)                                                                      146,200
          1,580,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                              1,627,400
            327,990  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                                        362,429
            270,000  Citadel Broadcasting Inc. company guaranty 9 1/4s, 2008                                       290,250
          1,390,000  Echostar DBS Corp. 144A sr. notes 9 3/8s, 2009                                              1,442,125
            590,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             572,300
            480,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               523,800
            890,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        887,775
            450,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      468,000
            120,000  Pegasus Communications Corp. 144A sr. notes 9 3/4s, 2006                                      124,800
          1,424,000  PHI Holdings, Inc. sr. sub. notes 16%, 2001                                                 1,123,963
            405,000  Radio One Inc. company guaranty stepped-coupon Ser. B,
                       zero %, (12s, 5/15/00), 2004 (STP)                                                          420,188
            340,000  SFX Broadcasting, Inc. 144A sr. sub. notes 9 1/8s, 2008                                       349,350
            140,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                                    140,700
            505,000  Spanish Broadcasting Systems sr. notes Ser. B, 11s, 2004                                      550,450
            175,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                  159,250
            140,000  TV Azteca Holdings S.A. de C.V. sr. notes 10 1/2s,
                       2007 (Mexico)                                                                               121,450
                                                                                                            --------------
                                                                                                                12,886,974

Building and Construction (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            195,000  American Architectural Products Corp. company
                       guaranty 11 3/4s, 2007                                                                      161,850
          1,230,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                 1,217,700
            370,000  Cia Latino Americana 144A company guaranty 11 5/8s,
                       2004 (Argentina)                                                                            225,700
            740,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                       370,000
            180,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                                  180,450
            270,000  NCI Building Systems 144A sr. sub. notes 9 1/4s, 2009                                         270,000
            350,000  Toll Corp. company guaranty 8 1/8s, 2009                                                      350,875
                                                                                                            --------------
                                                                                                                 2,776,575

Building Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            360,000  Building Materials Corp. 144A sr. notes 8s, 2008                                              355,500
            380,000  Morris Material Handling, Inc. company guaranty 9 1/2s, 2008                                  207,100
                                                                                                            --------------
                                                                                                                   562,600

Buses (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  MCII Holdings sec. notes, stepped-coupon 12s
                       (15s,11/15/99), 2002 (STP)                                                                1,125,000

Business Equipment and Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            490,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                      461,825
            100,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                               108,250
            550,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                             562,375
            930,000  Iron Mountain, Inc. 144A sr. sub. notes 8 1/4s, 2011                                          932,325
            190,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                  188,100
            966,664  Outsourcing Solutions Inc. 144A bank term loan 8.621s, 2004                                   944,914
            666,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                    738,428
             90,000  United Stationer Supply, Inc. sr. sub. notes 8 3/8s, 2008                                      89,775
            480,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        321,600
                                                                                                            --------------
                                                                                                                 4,347,592

Cable Television (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            455,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              393,575
            835,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                                  914,325
            510,000  Adelphia Communications Corp. 144A sr. notes 8 3/8s, 2008                                     520,200
            160,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           167,200
            360,000  Century Communications Corp. sr. notes 8 3/4s, 2007                                           374,400
          1,440,000  Charter Communications Holdings LLC 144A sr. notes
                       8 5/8s, 2009                                                                              1,476,000
             50,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                  56,000
            120,000  CSC Holdings, Inc. deb. Ser. B, 8 1/8s, 2009                                                  128,374
            140,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                          143,168
            360,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                     364,705
            760,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      685,900
            870,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      693,825
            505,000  Grupo Televisa S.A. sr. disc. notes stepped-coupon zero %
                       (13 1/4s, 5/15/01), 2008 (Mexico) (STP)                                                     426,725
            625,000  Grupo Televisa S.A. 144A sr. notes 11 7/8s, 2006 (Mexico)                                     662,500
            130,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                 140,725
            400,000  NTL Inc. 144A sr. notes 11 1/2s, 2008 (United Kingdom)                                        450,000
            680,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         727,600
            120,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                                 135,600
            370,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s,
                       2005 (Argentina)                                                                            177,600
             90,000  TeleWest Communications PLC 144A sr. notes 11 1/4s,
                       2008 (United Kingdom)                                                                       103,725
            470,000  TeleWest Communications PLC 144A sr. disc. notes stepped-
                       coupon zero % (9 1/4, 4/15/04), 2009 (United Kingdom) (STP)                                 318,425
             40,000  21st Century Telecom Group, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                         18,400
            520,000  United International Holdings sr. disc. notes
                       stepped-coupon Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                356,200
                                                                                                            --------------
                                                                                                                 9,435,172

Cellular Communications (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            960,000  Celcaribe S.A. sr. notes zero % (13 1/2s, 3/15/04),
                       2004 (Colombia) (STP)                                                                       816,000
          1,658,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           634,185
            610,000  Cencall Communications Corp. sr. disc. notes 10 1/8s, 2004 (STP)                              634,400
            375,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                  48,750
          1,985,000  Dial Call Communications, Inc. sr. disc. notes Ser. B,
                       10 1/4s, 2005                                                                             2,059,438
            865,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                           960,150
          1,265,000  McCaw International Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                           847,550
          2,045,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                        1,574,650
            790,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                          928,250
            350,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (10.65s, 9/15/02), 2007 (STP)                                         273,000
            420,000  Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                               442,050
                                                                                                            --------------
                                                                                                                 9,218,423

Chemicals (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes 10 1/8s, 2008                               301,500
            100,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                                98,000
            500,000  Huntsman Corp. 144A sr. sub. notes FRN 9.188s, 2007                                           455,000
            145,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                      123,250
            480,192  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         84,034
            480,000  Royster-Clark Inc. 144A 1st mtge. 10 1/4s, 2009                                               487,200
            440,000  Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                                    455,400
            340,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                       156,400
            435,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                 217,500
                                                                                                            --------------
                                                                                                                 2,378,284

Computer Services and Software (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                              140,625
            850,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       641,750
            500,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                          556,250
            250,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      261,875
            280,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                           293,300
            240,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                       270,000
            180,000  Verio Inc. sr. notes 10 3/8s, 2005                                                            191,700
                                                                                                            --------------
                                                                                                                 2,355,500

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            510,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     516,375
            670,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                    167,500
            200,000  Dine S.A. de C.V. company guaranty 8 3/4s, 2007 (Mexico)                                      177,000
                                                                                                            --------------
                                                                                                                   860,875

Consumer Durable Goods (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            380,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                   323,000
             70,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                             27,300
            130,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   94,900
            175,000  Sealy Mattress Co. 144A sr. sub. notes Ser. B, 9 7/8s, 2007                                   176,750
                                                                                                            --------------
                                                                                                                   621,950

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            860,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                                946,000
            190,000  Protection One, Inc. sr. disc. notes stepped-coupon zero %,
                       (13 5/8s, 6/30/00), 2005 (STP)                                                              217,075
                                                                                                            --------------
                                                                                                                 1,163,075

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                142,800
            135,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                       137,025
            250,000  Revlon Consumer Products sr. notes 9s, 2006                                                   255,000
            560,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                          537,600
            140,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               138,600
                                                                                                            --------------
                                                                                                                 1,211,025

Electric Utilities (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,200,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                      804,000
            190,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                194,750
            840,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                          854,398
            470,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                          474,700
            750,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                              923,513
          1,600,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                            1,811,776
            402,478  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                          426,498
            250,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                     257,628
            240,000  Niagara Mohawk Power Corp. sr. notes Ser. E, 7 3/8s, 2003                                     251,002
            480,663  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          486,354
            850,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                                399,500
            660,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                      663,300
                                                                                                            --------------
                                                                                                                 7,547,419

Electronics (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            295,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                               327,450
            280,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             283,500
            685,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                            708,975
            180,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                           173,700
            760,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                       817,000
            185,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   192,631
             75,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                     72,563
            600,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                               558,000
            400,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                  376,000
                                                                                                            --------------
                                                                                                                 3,509,819

Entertainment (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            820,000  ITT Corp. notes 6 3/4s, 2005                                                                  769,898
            905,000  News America Inc. deb. 7 1/8s, 2028                                                           882,511
            330,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon
                       zero %, (10s, 4/1/03), 2008 (STP)                                                           234,300
            825,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    862,125
            495,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                512,325
            400,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                             192,000
          1,475,000  Time Warner, Inc. company guaranty 6 5/8s, 2029                                             1,393,831
            585,000  United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008                                    497,250
                                                                                                            --------------
                                                                                                                 5,344,240

Environmental Control (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,070,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                              1,045,925

Financial Services (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  511,875
            500,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                454,745
            460,000  Advanta Corp. med. term notes Ser. D, 6.92s, 2002                                             400,628
            425,000  Cellco Finance Corp. NV 144A sr. sub. notes 15s,
                       2005 (Netherlands)                                                                          422,875
          1,720,000  Citicorp sub. notes 6 3/8s, 2008                                                            1,710,609
            165,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                         157,342
             70,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    49,175
            120,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                    91,200
            840,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                   663,600
          1,510,000  Household Finance Corp. sr. unsub. 5 7/8s, 2009                                             1,432,960
            645,000  Household Netherlands N.V. company guaranty 6.2s,
                       2003 (Netherlands)                                                                          646,077
            470,000  Imperial Credit Capital Trust I 144A company
                       guaranty 10 1/4s, 2002                                                                      380,700
            480,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       393,600
            345,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                                331,200
            600,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                        324,000
          1,060,000  RBF Finance 144A company guaranty 11s, 2006                                                 1,107,700
         17,400,000  Realkredit Danmark mortgage 7s, 2029 (Denmark)                                              2,530,625
            395,000  Resource America Inc. 144A sr. notes 12s, 2004                                                359,450
                                                                                                            --------------
                                                                                                                11,968,361

Food and Beverages (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            340,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                            278,800
             30,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                              27,825
            550,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  596,063
             75,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                            79,031
            620,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                          341,000
            710,000  Triarc Consumer Products, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                               715,325
                                                                                                            --------------
                                                                                                                 2,038,044

Gaming (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            655,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              741,788
            500,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                         530,000
            810,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                 836,325
            220,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                         205,280
            720,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                               306,000
            180,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                     180,720
            270,000  Hollywood Park, Inc. 144A sr. sub. notes 9 1/4s, 2007                                         278,775
            215,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                   238,650
            450,000  Mohegan Tribal Gaming, Auth. 144A sr. notes 8 1/8s, 2006                                      459,000
            330,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                          323,400
            500,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default) (NON)                                  224,375
            830,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            838,300
            360,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                        360,450
                                                                                                            --------------
                                                                                                                 5,523,063

Health Care (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                123,217
            150,000  Columbia/HCA Healthcare Corp. notes 7.69s, 2025                                               123,404
            210,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                              190,556
            600,000  Columbia/HCA Healthcare Corp. med. term notes 6.63s, 2045                                     566,862
            270,000  Conmed Corp. company guaranty 9s, 2008                                                        274,050
            275,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                                209,000
            410,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     333,125
            750,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                          540,000
            480,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                          326,400
             90,000  Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                         76,950
            939,788  Magellan Health Services, Inc. bank term loan 8s, 2005                                        874,003
          1,000,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                520,000
            210,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                 77,700
            540,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      453,600
            280,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                                 257,600
          1,080,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  842,400
            810,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                599,400
            430,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008                                    94,600
            520,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                130,000
            120,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                            121,200
            150,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                 151,875
            420,000  Tenet Healthcare Corp. 144A sr. sub. notes 8 1/8s, 2008                                       411,600
            150,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                     150,375
            250,000  Tenet Healthcare Corp.144A sr. notes 7 5/8s, 2008                                             243,750
            310,000  Triad Hospitals Holdings 144A sr. sub. notes 11s, 2009                                        310,000
                                                                                                            --------------
                                                                                                                 8,001,667

Lodging (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                           288,300
          1,135,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                  1,095,275
            350,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               361,375
            600,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                       631,500
                                                                                                            --------------
                                                                                                                 2,376,450

Medical Supplies and Devices (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            455,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                    460,688
            415,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                                 462,725
            210,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                  203,700
            340,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                            341,700
            380,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                              152,000
            360,000  Mediq, Inc. company guaranty 11s, 2008                                                        313,200
                                                                                                            --------------
                                                                                                                 1,934,013

Metals and Mining (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         175,000
            305,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          280,600
            710,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                        553,800
            320,000  Neenah Foundry Co. 144A sr. sub. notes 11 1/8s, 2007                                          323,200
            500,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     490,000
            310,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             310,000
                                                                                                            --------------
                                                                                                                 2,132,600

Motion Picture Distribution (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  AMC Entertainment, Inc. 144A sr. sub. notes 9 1/2s, 2011                                      224,825
            440,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           433,400
            355,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008 (Mexico)                                       365,650
             80,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                        80,000
          1,202,000  Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                        420,700
                                                                                                            --------------
                                                                                                                 1,524,575

Oil and Gas (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Abraxas Petroleum Corp. 144A company guaranty Ser. D,
                       11 1/2s, 2004                                                                               179,025
            360,000  Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                                  374,400
             50,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    36,500
          1,190,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                     1,167,854
            310,000  Eagle Geophysical, Inc. company guaranty Ser. B, 10 3/4s, 2008                                186,000
             70,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (14 1/8s, 5/1/03), 2006 (STP)                                                         24,500
            300,000  Gothic Production Corp. company guaranty Ser. B,
                       11 1/8s, 2005                                                                               229,500
            370,000  Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s,
                       2005 (Canada)                                                                               378,325
            300,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                   305,250
            400,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                      408,000
            450,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                      441,000
            590,000  Petro Geo-Services notes 7 1/2s, 2007 (Norway)                                                612,196
            250,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                       133,750
            240,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                          132,000
             35,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                       zero % (13s, 6/15/99), 2002 (In default) (NON) (STP)                                          5,250
          1,370,000  Transamerican Energy sr. notes Ser. B, 11 1/2s,
                       2002 (In default) (NON)                                                                     239,750
            500,000  Transamerican Refining Corp. sr. sub. notes Ser. B, 16s,
                       2003 (In default) (NON)                                                                      50,000
            774,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s,
                       2001 (In default) (NON)                                                                      38,700
            700,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                            722,750
                                                                                                            --------------
                                                                                                                 5,664,750

Packaging and Containers (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              182,000
            310,000  Ball Corp. company guaranty 7 3/4s, 2006                                                      320,075
            250,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     259,778
            460,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                    452,171
            740,000  Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                    728,767
            640,000  Packaging Corp. 144A sr. sub. notes 9 5/8s, 2009                                              659,200
            550,000  Packaging Corp. bank term loan 6s, 2008                                                       554,125
            145,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                      152,975
          1,070,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                             1,059,300
            615,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                               639,600
                                                                                                            --------------
                                                                                                                 5,007,991

Paper and Forest Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                        330,000
            480,000  Impac Group Inc. company guaranty Ser. B, 10 1/8s, 2008                                       480,000
            500,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                       2007 (Indonesia)                                                                            340,000
            530,000  Pacifica Papers, Inc. 144A sr. notes 10s, 2009 (Canada)                                       551,200
            480,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                   326,400
            770,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s,
                       2004 (Indonesia)                                                                            523,600
            590,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                              604,750
                                                                                                            --------------
                                                                                                                 3,155,950

Pharmaceuticals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         619,500

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 85,400

Publishing (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            555,000  Affinity Group Holdings sr. notes 11s, 2007                                                   555,000
            300,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                   324,000
            280,000  American Media Operation, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                               280,000
            500,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                                503,750
            490,000  Garden State Newspapers 144A sr. sub. notes 8 5/8s, 2011                                      497,350
            400,000  Perry-Judd company guaranty 10 5/8s, 2007                                                     397,000
            107,729  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                     112,038
            150,000  Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                     156,000
                                                                                                            --------------
                                                                                                                 2,825,138

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            565,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                             361,600
            510,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                      478,125
                                                                                                            --------------
                                                                                                                   839,725

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            700,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           717,500

Retail (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Fred Meyer, Inc. company guaranty 7.45s, 2008                                                 366,905
            180,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                   182,700
            400,000  K mart Corp. pass-thru certificates Ser. 95K4, 9.35s, 2020                                    439,000
            460,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                    443,900
            625,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    657,813
            300,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    273,000
            680,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                                 686,800
                                                                                                            --------------
                                                                                                                 3,050,118

Satellite Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            470,000  Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                     528,750
            270,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                       2004 (Mexico)                                                                               230,850
                                                                                                            --------------
                                                                                                                   759,600

Semiconductors (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            192,054  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                              196,855
            209,533  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                         214,771
            408,792  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s,
                       2008 (PIK)                                                                                  384,264
            800,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                    808,000
            450,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             409,500
                                                                                                            --------------
                                                                                                                 2,013,390

Shipping (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                        134,400
            510,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                       553,350
            220,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                             147,400
                                                                                                            --------------
                                                                                                                   835,150

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            420,000  Decora Industries, Inc. sec. Ser. B, 11s, 2005                                                407,400

Steel (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,040,000  AK Steel Corp. 144A sr. notes 7 7/8s, 2009                                                  1,037,400
            540,000  California Steel Industries 144A sr. notes 8 1/2s, 2009                                       552,150
            330,000  National Steel Corp. 144A 1st mtge. 9 7/8s, 2009                                              347,325
            245,000  National Steel Corp. 144A 1st mtge. Ser. B, 9 7/8s, 2009                                      257,863
                                                                                                            --------------
                                                                                                                 2,194,738

Telecommunications (7.0%)
--------------------------------------------------------------------------------------------------------------------------
            440,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                    255,200
            330,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                     224,400
            310,000  Birch Telecom, Inc. sr. notes 14s, 2008                                                       291,400
            310,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                      327,825
          1,235,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                    1,055,925
            425,000  Covad Communications Group sr. disc. notes
                       stepped-coupon Ser. B, zero % (13 1/2s, 3/15/03), 2008 (STP)                                250,750
            910,000  Covad Communications Group Inc. 144A sr. notes
                       12 1/2s, 2009                                                                               923,650
          1,920,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 1/2s, 3/01/03), 2008 (STP)                                                       748,800
            900,000  Econophone Inc. company guaranty 13 1/2s, 2007                                                976,500
            720,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  405,000
            230,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            247,825
          1,370,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                             712,400
            890,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                               525,100
          1,960,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                2,180,500
            620,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                                 669,600
            747,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       620,010
          1,190,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                         737,800
            100,000  Hermes Europe Railtel 144A sr. notes 11 1/2s,
                       2007 (Netherlands)                                                                          109,500
            265,000  Hyperion Telecommunications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                    221,938
            310,000  Hyperion Telecommunications Inc. 144A sr. sub. notes 12s, 2007                                327,050
            550,000  Hyperion Telecommunications, Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               596,750
            575,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                     524,688
            770,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 2/15/03), 2008 (STP)                                                           488,950
          1,420,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                880,400
            760,000  Interact Systems, Inc. 144A stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                   136,800
            700,000  Intermedia Communications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                528,500
          1,120,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                1,114,400
            550,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                                544,500
          1,070,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                       933,575
            510,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              512,550
          1,695,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       957,675
          1,015,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero %, (11 7/8s, 10/15/02), 2007 (STP)                                                     629,300
            425,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                 468,563
            220,000  L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                                    223,850
            420,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                      411,600
            210,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02),
                       2007 (Canada) (STP)                                                                         171,675
            840,000  MetroNet Communications Corp. 144A sr. notes 10 5/8s,
                       2008 (Canada)                                                                               984,900
            530,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                          410,750
            850,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          714,000
             90,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                               62,100
            150,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                               142,500
            650,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         685,750
            620,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         347,200
            595,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         485,092
            290,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                           224,060
            470,000  Qwest Communications International, Inc. 144A sr. notes
                       7 1/4s, 2008                                                                                484,894
            800,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                               452,000
            650,000  Startec Global Communications Corp. sr. notes 12s, 2008                                       588,250
            700,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                707,000
            480,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                        331,200
            790,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 3/1/03), 2008 (STP)                                                        458,200
            580,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                        580,000
            890,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               961,200
            150,000  Versatel Telecom B. V. sr. notes 13 1/4s, 2008 (Netherlands)                                  162,000
            340,000  Versatel Telecom B. V. sr. notes 13 1/4s, 2008 (Netherlands)                                  367,200
            545,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                            572,250
            200,000  WinStar Communications, Inc. sr. sub. notes 10s, 2008                                         173,000
                                                                                                            --------------
                                                                                                                30,828,495

Telephone Services (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                              180,800
            710,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                               468,600
          1,080,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                   1,007,100
            600,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (9.27s, 8/15/02), 2007 (Canada) (STP)                                                423,000
            900,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                585,000
            360,000  Call-Net Enterprises Inc. sr. notes 8s, 2008 (Canada)                                         347,400
            425,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                        284,750
            250,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                       195,000
            500,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               496,250
            150,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)                                     118,500
            420,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                       2006 (Brazil)                                                                               336,000
            380,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                        420,850
            280,000  Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                            286,300
            180,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008                                     126,000
            790,000  McLeodUSA, Inc. 144A sr. notes 8 1/8s, 2009                                                   782,100
            185,000  OnePoint Communications Corp. 144A sr. notes 14 1/2s, 2008                                     94,350
            760,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                                748,600
            130,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              90,025
            705,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                       782,550
            300,000  RSL Communications, Ltd. 144A 10 1/2s, 2008                                                   310,500
            130,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                        126,750
          2,415,000  Sprint Capital Corp. company guaranty 5.7s, 2003                                            2,372,544
            500,000  Sprint Spectrum L.P. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 8/15/01), 2006 (STP)                                                              445,000
            190,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                      217,981
            175,000  Transtel S.A. 144A pass-through certificates 12 1/2s,
                       2007 (Colombia)                                                                              78,750
            260,000  US Xchange LLC sr. notes 15s, 2008                                                            282,100
            580,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                              377,000
            890,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          925,600
                                                                                                            --------------
                                                                                                                12,909,400

Textiles (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            540,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                              415,800
            290,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         295,800
            190,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                     191,900
                                                                                                            --------------
                                                                                                                   903,500

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 232,875

Wireless Communications (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            410,000  American Mobile Satellite Corp. company guaranty
                       12 1/4s, 2008                                                                               303,400
            220,000  Clearnet Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (14 3/4s, 12/15/00), 2005 (STP)                                       203,500
            390,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         374,400
            125,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      58,750
            500,000  Telecorp PCS Inc. 144A sr. disc. notes stepped-coupon
                       zero %, (11 5/8s, 4/15/04), 2009 (STP)                                                      281,250
            200,000  Telesystem International Wireless Inc. sr. disc. notes stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02),
                       2007 (Canada) (STP)                                                                         107,000
                                                                                                            --------------
                                                                                                                 1,328,300
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $209,905,941)                                    $  197,427,894

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (20.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (11.7%)
--------------------------------------------------------------------------------------------------------------------------
     $    2,199,547  Federal Home Loan Mortgage Corp. 7 1/2s, May 1, 2027                                   $    2,260,717
                     Federal National Mortgage Association
                       Pass-Through Certificates
          1,077,145    7s, Dwarf, May 1, 2011                                                                    1,100,368
          1,214,044    6 1/2s, with due dates from January 1, 2027 to
                       November 1, 2028                                                                          1,206,369
            828,828    6 1/2s, Dwarf, with due dates from July 1, 2013 to
                       August 1, 2013                                                                              835,558
          3,606,456    6s, Dwarf, July 1, 2013                                                                   3,572,627
                     Government National Mortgage Association
          1,300,000    8s, TBA, May 15, 2029                                                                     1,355,250
          2,780,000    6 1/2s, TBA, May 15, 2029                                                                 2,761,735
                     Government National Mortgage Association
                       Pass-Through Certificates
          6,276,976    8s, with due dates from February 15, 2024 to
                       March 15, 2028                                                                            6,546,116
         11,314,653    7 1/2s, with due dates from September 15, 2022 to
                       February 15, 2027                                                                        11,671,654
             15,461    7 1/2s, Midget, February 15, 2024                                                            15,964
          7,570,489    7s, with due dates from January 15, 2023 to April 15, 2028                                7,693,026
         12,839,544    6 1/2s, with due dates from December 15, 2027 to
                       March 15, 2029                                                                           12,755,189
                                                                                                            --------------
                                                                                                                51,774,573

U.S. Treasury Obligations (8.4%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
          2,985,000    6 1/2s, November 15, 2026                                                                 3,230,337
         10,765,000    6 1/8s, November 15, 2027                                                                11,143,497
          1,875,000    5 1/2s, August 15, 2028                                                                   1,786,819
          5,385,000    5 1/4s, February 15, 2029                                                                 5,055,169
          3,360,000    5 1/4s, November 15, 2028                                                                 3,109,042
                     U.S. Treasury Notes
          4,500,000    5s, February 28, 2001                                                                     4,493,655
          3,165,000    4 3/4s, November 15, 2008                                                                 3,023,050
            355,000    4 3/4s, February 15, 2004                                                                   348,010
          3,475,000    4 1/4s, November 15, 2003                                                                 3,337,633
          6,215,000  U.S. Treasury Strip, zero %, November 15, 2019                                              1,802,536
                                                                                                            --------------
                                                                                                                37,329,748
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $89,474,622)                                                                   $   89,104,321

FOREIGN GOVERNMENT BONDS AND NOTES (9.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
CAD       3,970,000  Canada (Government of) bonds Ser. WB60,
                       7 1/4s, 2007                                                                         $    3,092,859
USD         800,000  Colombia (Republic of) 9 3/4s, 2009                                                           779,680
USD         310,000  Colombia (Republic of) 8 5/8s, 2008                                                           281,325
EUR       2,467,926  France (Government of) bonds 5 1/2s, 2007                                                   2,920,477
EUR       1,326,916  France (Government of) deb. 6s, 2025                                                        1,629,199
EUR       1,227,101  Germany (Federal Republic of) bonds Ser. 97,
                       6 1/2s, 2027                                                                              1,611,156
EUR         821,165  Italy (Government of) bonds 7 1/4s, 2026                                                    1,149,847
EUR       1,363,609  Netherlands (Government of) bonds 5 1/2s, 2028                                              1,572,541
EUR       1,026,649  Spain (Government of) bonds 6s, 2029                                                        1,248,581
SEK       9,900,000  Sweden (Government of) bonds Ser. 1035,
                       6 3/4s, 2014                                                                              1,447,845
SEK       8,700,000  Sweden (Government of) deb. Ser. 1041, 6s, 2005                                             1,158,580
RUB      16,500,000  U.S. Dollar GKO Pass Through Structured Note
                       (Issued by Deutsche Bank. The principal USD is
                       linked to the bid price for the Russian Treasury
                       Bill at maturity, and the change in the spot rate
                       of the Russian Ruble from issue date), zero %,
                       1999 (In default) (NON)                                                                      20,205
GBP       3,535,000  United Kingdom Treasury bonds Ser. 85, 9 3/4s, 2002                                         6,492,641
GBP      11,345,000  United Kingdom Treasury bonds 8s, 2000                                                     19,066,413
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $47,033,862)                                                                   $   42,471,349

COLLATERALIZED MORTGAGE OBLIGATIONS (9.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                     Commercial Mortgage Acceptance Corp.
     $    1,395,000    Ser. 97-ML1, Class D, 7.11s, 2030                                                    $    1,376,037
          1,525,000    Ser. 98-C2, Class D, 6.757s, 2009                                                         1,470,910
         16,318,840    Ser. 97-ML1, IO (Interest Only), 0.962s, 2017                                               856,739
          1,060,000  Countrywide Home Loans Ser. 1998-3, Class A5, 6 3/4s, 2028                                  1,045,591
          1,625,000  Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                       Class A8, 6 1/2s, 2024                                                                    1,580,865
                     Criimi Mae Commercial Mortgage Trust
          4,665,000    Ser. 98-C1, Class A2, 7s, 2011                                                            4,259,728
          1,860,000    Ser. 98-C1, Class B, 7s, 2011                                                             1,513,575
         10,928,323  Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                       Class X, IO, 1.254s, 2031                                                                   645,881
          2,338,947  Fannie Mae Ser. 1993-251, Class Z, 6 1/2s, 2023                                             2,268,778
                     Fannie Mae Strip
          5,578,846    Ser. 281, Class 2, IO, 9s, 2026                                                           1,258,727
          4,320,834    Ser. 299, Class 2, IO, 6 1/2s, 2028                                                       1,228,737
                     Freddie Mac
            770,000    Ser. 2040, Class PE, 7.5s, 2028                                                             808,616
            435,000    Ser. 1439, Class I, 7.5s, 2022                                                              449,358
            610,284    Ser. 1717, Class L, 6 1/2s, 2024                                                            605,802
                     Freddie Mac Strip
          2,263,646    Ser. 188, IO, 7 1/2s, 2027                                                                  487,745
          1,524,922    Ser. 176, PO (Principle Only), 7s, 2026                                                   1,180,147
          2,037,497    Ser. 177, PO, 7s, 2026                                                                    1,576,832
          6,010,000    Ser. 2089, IO, 7s, 2023                                                                   1,134,388
          3,305,010    Ser. 192, IO, 6 1/2s, 2028                                                                  910,943
                     First Union-Lehman Brothers Commercial Mortgage Co.
          1,615,000    Ser. 97-C2, Class D, 7.12s, 2012                                                          1,545,353
            450,000    Ser. 98-C2, Class D, 6.778s, 2013                                                           417,234
          9,249,744    Ser. 97-C2, IO, 1.092s, 2027                                                                725,888
            620,000  GE Capital Mortgage Services, Inc. Ser. 1998-11,
                       Class 2A4, 6 3/4s, 2028                                                                     616,547
                     GMAC Commercial Mortgage Securities Inc.
          1,710,000    Ser. 98-C2, Class D, 6 1/2s, 2031                                                         1,598,650
          9,229,050    Ser. 98-C2, Class X, IO, 0.823s, 2031                                                       389,351
            700,000  Government National Mortgage Association Ser. 97-8,
                       Class PE, 7.5s, 2027                                                                        733,906
            800,000  GS Mortgage Securities Corp. II Ser. 98-GLII, Class D,
                       7.191s, 2031                                                                                765,250
                     Merrill Lynch Mortgage Investors, Inc.
            640,000    Ser. 1995-C3, Class D, 7.782s, 2025                                                         655,200
            248,000    Ser. 98-C2, Class D, 7.116s, 2030                                                           240,948
         18,851,489    Ser. 1996-C2, IO, 1.652s, 2028                                                            1,408,707
          2,814,778    Ser. 98-C2, IO, 1.587s, 2030                                                                214,486
                     Morgan Stanley Capital I
            455,000    Ser. 98-WF1, Class D, 7.12s, 2008                                                           446,753
            445,000    Ser. 98-XL1, Class E, 6.989s, 2030                                                          434,709
         12,372,479    Ser. 1998-HF1, Class X, IO, 1.238s, 2018                                                    703,685
                     Mortgage Capital Funding, Inc.
            585,000    Ser. 98-MC1, Class A2, 6.663s, 2008                                                         593,775
          5,060,330    Ser. 97-MC2, Class X, IO, 1.583s, 2012                                                      375,374
         27,693,295    Ser. 98-MC1, Class X, IO, 0.722s, 2009                                                    1,125,040
          1,033,603  PNC Mortgage Securities Corp. Ser. 97-6, Class A2, 6.6s, 2027                               1,040,063
            352,777  Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                       5.9s, 2023                                                                                  353,148
            792,450  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                           791,309
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $40,982,601)                                                                   $   39,834,775

BRADY BONDS (8.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    4,840,000  Argentina (Republic of) 11 3/4s, 2009                                                  $    5,009,400
          1,565,000  Brazil (Government of) 11 5/8s, 2004                                                        1,518,050
          1,460,000  Brazil (Government of) disc. bonds FRB 6.125s, 2024                                           956,300
         12,759,614  Brazil (Government of) disc. bonds FRB 6.625s, 2024                                         8,804,134
          2,210,000  Bulgaria (Government of) Ser. A, FRB 5.875s, 2024                                           1,513,850
          4,910,000  Bulgaria (Government of) Ser. A, FRB, 2 1/2s, 2012                                          2,970,550
FRF       3,420,000  Ivory Coast -- 144A FLIRB collateralized FRB 2s, 2018                                         132,388
FRF       3,334,500  Ivory Coast -- 144A PDI bonds FRB 1.9s, 2018                                                  150,591
     $    3,130,000  United Mexican States 10 3/8s, 2009                                                         3,349,100
          1,610,000  United Mexican States 9 3/4s, 2005                                                          1,674,400
         11,860,000  United Mexican States Ser. B, 6 1/4s, 2019                                                  9,384,818
          1,745,000  Venezuela (Government of) deb. Ser. W-A, 6 3/4s, 2020                                       1,273,850
                                                                                                            --------------
                       Total Brady Bonds (cost $37,122,643)                                                 $   36,737,431

PREFERRED STOCKS (3.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             10,649  AmeriKing, Inc. $3.25 pfd. (PIK)                                                       $      271,550
             15,000  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                           390,000
              5,023  Capstar Broadcasting, Inc. 144A $12.00 pfd. (PIK)                                             617,829
              3,460  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                                  429,040
             11,925  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                                 640,969
              5,019  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                         604,790
                263  Concentric Network Corp. Ser. B, 13.5% pfd. (PIK)                                             284,040
              9,189  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                          1,079,708
             27,930  Diva Systems Corp. Ser. C, $6.00 pfd.                                                         167,580
            930,000  Dobson Communications 144A 13.00% pfd. (PIK)                                                  930,000
                  4  E. Spire Communications, Inc. 12.75% pfd. (PIK)                                                 2,140
                100  Fresenius Medical Capital Trust I Ser. D, 9.00% pfd. (Germany)                                104,250
                560  Fresenius Medical Capital Trust II 7.875% company
                       guaranty, pfd. (Germany)                                                                    554,400
              9,730  Global Crossing Holdings 144A $10.50 pfd.                                                   1,123,815
                932  Granite Broadcasting 144A 12.75% pfd. (PIK)                                                   959,960
                  4  Hyperion Telecommunications Ser. B, 12.875% pfd. (PIK)                                          3,760
                943  ICG Holdings, Inc. 14.25% pfd. (Canada)                                                       961,860
                392  ICG Holdings, Inc., 144A 14.00% pfd. (Canada) (PIK)                                           403,760
                969  Intermedia Communication Ser. B, 13.5% pfd. (PIK)                                           1,046,520
                598  IXC Communications, Inc. 12.5% pfd. (PIK)                                                     598,000
              9,189  Lady Luck Gaming Corp. $11.25 pfd.                                                            358,371
                438  NEXTEL Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                    503,700
                162  NEXTEL Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                        178,200
             19,851  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                    1,091,805
                 79  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                            667,550
                380  R & B Falcon Corp. $1.3875 cv. pfd.                                                           398,050
              5,000  Sinclair Capital $11.625 cum. pfd.                                                            550,000
                683  Spanish Broadcasting Systems 14.25% cum. pfd. (PIK)                                           730,810
             60,051  TCR Holding Corp. Class. E, zero % pfd.                                                         3,783
                126  21st Century Telecom Group 144A 13.75% cum. pfd. (PIK)                                         63,000
                414  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                     93,150
                580  WinStar Communications, Inc. 144A $14.25 pfd. (PIK)                                           464,000
                                                                                                            --------------
                     Total Preferred Stocks (cost $15,419,496)                                              $   16,276,390

ASSET-BACKED SECURITIES (1.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      505,000  Contimortgage Home Equity Loan Trust Ser. 97-1,
                       Class M2, 7.67s, 2028                                                                $      496,163
          1,386,872  First Plus Ser. 98-A Class A, 8 1/2s, 2023                                                  1,374,954
          2,723,837  Provident Bank Home Equity Loan Trust Ser. 99-1,
                       Class A2, 5.08s, 2019                                                                     2,723,837
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $4,609,634)                                        $    4,594,954

WARRANTS (0.7%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                410  American Mobile Satellite Corp.                                            4/1/08      $       12,300
                330  Bestel SA (Mexico)                                                         5/15/05                330
                310  Birch Telecommunications, Inc. 144A (PIK)                                  6/15/08              1,550
              2,498  Cellnet Data Systems, Inc.                                                 10/1/07             49,960
                325  Club Regina, Inc. 144A                                                     12/1/04                325
              1,235  Colt Telecommunications Group PLC                                          12/31/06           586,625
              5,062  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00                506
                425  Covad Communications Group 144A                                            3/15/08            549,100
                690  Diva Systems Corp.                                                         5/15/06            166,980
              3,606  Diva Systems Corp.                                                         3/1/08              46,878
              9,600  DTI Holdings Inc.                                                          3/1/08                  96
                 10  E. Spire Communications, Inc.                                              11/1/05                150
              1,050  Econophone, Inc. 144A                                                      7/1/07              63,000
                310  Epic Resorts                                                               6/15/05                  3
                370  Esat Holdings, Inc. (Ireland)                                              2/1/07              27,380
              1,370  Firstworld Communication                                                   4/15/08             68,500
                380  Globalstar Telecommunications                                              2/15/04             19,000
                940  Hyperion Telecommunications 144A                                           4/15/01             65,800
              8,514  ICG Communications                                                         10/15/05           174,537
                760  Interact Systems, Inc.                                                     8/1/03                   8
              1,325  Intermedia Communications                                                  6/1/00             141,775
                450  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  9
                875  KMC Telecom Holdings, Inc.                                                 4/15/08              2,625
                875  Knology Holdings, Inc. 144A                                                10/15/07             1,750
                180  Long Distance International, Inc. 144A                                     4/13/08                360
              1,530  McCaw International Ltd.                                                   4/15/07              6,503
                380  Mediq Inc. 144A                                                            6/1/09                   4
              3,130  Mexico-United Mexican States                                               2/18/00            161,195
                140  MGC Communications, Inc. 144A                                              10/1/04             21,280
                185  Onepoint Communications, Inc.                                              6/1/08                 185
                390  Orbital Imaging Corp. 144A                                                 3/1/05              15,600
                525  Orion Network Systems                                                      1/15/07              6,300
              5,290  Pagemart, Inc. 144A                                                        12/31/03            43,643
                620  Pathnet, Inc. 144A                                                         4/15/08              6,200
                640  Paxson Communications Corp. 144A                                           6/30/03                  6
              4,238  President Riverboat Casinos, Inc.                                          9/30/99                127
              3,640  Rhythms Netcon 144A                                                        5/15/08            817,362
                390  Spanish Broadcasting Systems 144A                                          6/30/99             79,950
                650  Startec Global Communications Corp.                                        5/15/08                650
                275  Sterling Chemicals Holdings                                                8/15/08              5,500
                480  Telehub Communications Corp.                                               7/31/05              2,400
                500  Transamerican Refining Corp.                                               6/30/03                  1
              2,285  UIH Australia/Pacific, Inc. 144A                                           5/15/06              2,285
                490  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08             34,300
                 36  Wright Medical Technology, Inc. 144A                                       6/30/03                 --
                                                                                                            --------------
                     Total Warrants (cost $841,591)                                                         $    3,183,038

CONVERTIBLE PREFERRED STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,900  Adelphia Communications Corp. Ser. D, $5.50 cv. pfd.                                   $      590,150
              2,600  Chancellor Media Corp. $3.00 cv. cum. pfd.                                                    286,650
              2,290  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                                    52,098
             16,450  Global Telesystems, Inc. 144A $3.625 cv. pfd.                                                 908,863
                 20  Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                         192,000
                932  XCL Ltd $8.075 cv. pfd.                                                                        37,280
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $2,055,656)                                   $    2,067,041

COMMON STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,254  Allegiance Telecom, Inc. (NON)                                                         $       57,684
                200  AmeriKing, Inc. (NON)                                                                           7,800
              2,625  Axia Holding Inc. 144A (PIK) (NON)                                                             36,094
            156,096  Celcaribe S.A. 144A (Colombia) (NON)                                                          390,240
             14,280  CellNet Data Systems, Inc. (NON)                                                              110,670
              4,246  Hedstrom Holdings, Inc. 144A (NON)                                                              4,246
              4,148  IFINT Diversified Holdings 144A (NON)                                                           8,296
                182  Mothers Work, Inc. (NON)                                                                        1,968
                125  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                                     1
                480  Premium Holdings (L.P.) 144A (NON)                                                              1,679
            100,386  PSF Holdings LLC Class A (NON)                                                              1,254,825
             15,000  Specialty Foods Acquisition Corp. (NON)                                                           375
                                                                                                            --------------
                     Total Common Stocks (cost $3,834,719)                                                  $    1,873,878

UNITS (0.3%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                500  Network Plus Corp. units pfd. 13 1/4s, 2009                                            $      512,500
                560  Pegasus Shipping 144A company guaranty stepped-coupon
                       zero % (14 1/2s, 6/20/03), 2008 (Bermuda) (STP)                                             218,400
                380  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   292,600
              4,732  XCL Ltd. 144A units cum. cv. pfd. 9 1/2s, 2006 (PIK)                                          189,280
                                                                                                            --------------
                     Total Units (cost $1,601,530)                                                          $    1,212,780

CONVERTIBLE BONDS AND NOTES (0.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      500,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                         $      446,250
            234,000  GST Telecommunications, Inc. cv. sr. disc. notes
                       stepped-coupon zero %, (13 7/8s, 12/15/00), 2005 (STP)                                      292,500
            320,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  268,000
            280,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                201,950
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $1,113,085)                                    $    1,208,700

SHORT-TERM INVESTMENTS (1.3%) (a) (cost $5,603,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    5,603,000  Interest in $292,698,000 joint repurchase agreement dated April 30, 1999 with S.B.C. Warburg Inc. due
                       May 3, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $5,605,274 for an
                       effective yield of 4.87%                                                             $    5,603,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $459,598,380) (b)                                              $  441,595,551
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $442,637,488.

  (b) The aggregate identified cost on a tax basis is $459,792,961, resulting in gross unrealized appreciation and depreciation of $13,273,360 and $31,470,770, respectively, or net unrealized depreciation of $18,197,410.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 1999.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at
      April 30, 1999, which are subject to change based on the terms of the security.

      Distribution of investments by country of issue at April 30, 1999 (as percentage of market value)

               United States          75.1%            Germany       0.5
               United Kingdom          6.8             China         0.4
               United Mexican States   3.3             Luxembourg    0.4
               Brazil                  2.7             Indonesia     0.3
               Canada                  2.5             Venezuela     0.3
               Argentina               1.2             Spain         0.3
               France                  1.0             Italy         0.3
               Bulgaria                1.0             Bermuda       0.2
               Mexico                  0.7             Israel        0.2
               Netherlands             0.7             Norway        0.1
               Sweden                  0.6             Japan         0.1
               Denmark                 0.6             Ivory Coast   0.1
               Colombia                0.5             Other         0.1
                                                                     ---
                                                       Total         100%
                                                                     ===


-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 1999 (Unaudited)
(aggregate face value $67,964,057)
                                                                    Unrealized
                                     Aggregate Face      Delivery  Appreciation/
                        Market Value      Value            Date   (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars       $ 2,423,666   $ 2,319,642       6/16/99   $   104,024
Euro Dollars              40,265,946    41,542,825       6/16/99    (1,276,879)
Japanese Yen              20,562,585    20,012,135       6/16/99       550,450
Swedish Krona              3,985,199     4,089,455       6/16/99      (104,256)
-------------------------------------------------------------------------------
                                                                   $  (726,661)
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 1999 (Unaudited)
(aggregate face value $99,422,188)
                                                                    Unrealized
                             Market    Aggregate Face    Delivery  Appreciation/
                             Value         Value           Date   (Depreciation)
-------------------------------------------------------------------------------
British Pounds           $26,090,216   $26,133,821       6/16/99   $    43,605
Canadian Dollar            3,195,067     3,058,015       6/16/99      (137,052)
Danish Krone                  31,934        32,226       6/16/99           292
Euro Dollars              50,764,118    52,462,613       6/16/99     1,698,495
Japanese Yen              18,239,804    17,735,513       6/16/99      (504,291)
-------------------------------------------------------------------------------
                                                                    $1,101,049
-------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 1999 (Unaudited)
                                      Aggregate Face    Expiration  Unrealized
                        Total Value       Value            Date    Depreciation
-------------------------------------------------------------------------------
U.S. Treasury
Bond 20 yr (Long)       $23,556,750   $24,035,721         June-99    $(478,971)
-------------------------------------------------------------------------------
TBA Sales Commitments at April 30, 1999 (Unaudited)
(proceeds receivable $4,118,813)
                                                         Settlement     Market
Agency                              Principal Amount        Date        Value
-------------------------------------------------------------------------------
GNMA, 6 1/2s, May 15, 2029             $3,994,000         5/24/99   $4,292,522
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $459,598,380) (Note 1)                                            $441,595,551
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,738,852
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             8,168,381
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        9,065,694
-----------------------------------------------------------------------------------------------
Receivable for open forwards                                                          2,396,868
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                         29,569
-----------------------------------------------------------------------------------------------
Total assets                                                                        462,994,915

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 2,971,149
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            322,906
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      9,640,979
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            827,696
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               67,019
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            14,351
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,667
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           2,022,480
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           146,123
-----------------------------------------------------------------------------------------------
TBA sales commitment, at value (proceeds receivable $4,118,813)                       4,292,522
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   50,535
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    20,357,427
-----------------------------------------------------------------------------------------------
Net assets                                                                         $442,637,488

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $478,647,593
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (4,363,238)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions (Note 1)                                                               (13,889,046)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                   (17,757,821)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $442,637,488

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($442,637,488 divided by 53,095,749 shares)                     $8.34
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest income: (net of foreign tax of $10,062)                                    $18,209,936
-----------------------------------------------------------------------------------------------
Dividends                                                                               816,665
-----------------------------------------------------------------------------------------------
Total investment income                                                              19,026,601

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,638,979
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          307,264
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         7,553
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          2,751
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  18,769
-----------------------------------------------------------------------------------------------
Auditing                                                                                 31,438
-----------------------------------------------------------------------------------------------
Legal                                                                                    10,229
-----------------------------------------------------------------------------------------------
Postage                                                                                  10,185
-----------------------------------------------------------------------------------------------
Other                                                                                     9,418
-----------------------------------------------------------------------------------------------
Total expenses                                                                        2,036,586
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (21,301)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          2,015,285
-----------------------------------------------------------------------------------------------
Net investment income                                                                17,011,316
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (9,703,078)
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (491,406)
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             974,017
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign
currencies during the period                                                          1,022,179
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures, and TBA sale
commitments during the period                                                        14,125,400
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               5,927,112
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $22,938,428
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       April 30      October 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 17,011,316    $ 37,591,575
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                (9,220,467)     (7,656,881)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                     15,147,579     (43,111,797)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      22,938,428     (13,177,103)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
    From net investment income                                                      (19,273,096)    (34,469,475)
---------------------------------------------------------------------------------------------------------------
    Return of capital                                                                        --      (5,032,778)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                               3,665,332     (52,679,356)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 438,972,156     491,651,512
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $4,363,238 and
$2,101,458, respectively)                                                          $442,637,488    $438,972,156
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                                    53,095,749      53,095,749
---------------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         April 30
operating performance           (Unaudited)                                  Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year                  $8.27            $9.26            $9.33            $9.04            $8.63            $9.62
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .32              .71              .66              .68              .68              .74
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .11             (.96)             .13              .30              .42             (.88)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .43             (.25)             .79              .98             1.10             (.14)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.36)            (.65)            (.52)            (.69)            (.64)            (.52)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --             (.17)              --               --             (.08)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --             (.16)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                    (.09)            (.01)              --             (.05)            (.25)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.36)            (.74)            (.86)            (.69)            (.69)            (.85)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.34            $8.27            $9.26            $9.33            $9.04            $8.63
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                     $7.563           $8.125           $8.500           $8.375           $8.125            $7.88
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                (2.64)*           4.15            11.34            12.08            14.16            (1.92)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $442,637         $438,972         $491,652         $495,724         $481,914         $460,760
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .46*            1.00              .96              .95             1.02              .95
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.85*            7.81             7.18             7.43             7.98             7.33
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)        80.44*          202.83           246.84           280.38           290.44           201.95
------------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended October 31, 1995 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
April 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The investment objective of the fund is to seek high current income consistent with the preservation of capital. The fund intends to diversify its investments among the following three sectors of the fixed-income securities market: a U.S. government sector, consisting of debt obligations of the U.S. government and investment-grade U. S. corporate bonds; a high-yield sector, consisting of high yielding, lower-rated U.S. corporate fixed income securities; and an international sector, consisting of obligations of foreign governments, their agencies and instrumentalities and other fixed-income securities denominated in foreign currencies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of securities is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1998, the fund had a capital loss carryover of approximately $3,956,000 available to offset future net capital gain, if any, which will expire on October 31, 2006.

K) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though , as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1999, fund expenses were reduced by $21,301 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $690 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended April 30, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $276,153,907 and $213,366,681, respectively. Purchases and sales of U.S. government obligations aggregated $105,299,145 and $130,301,756, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Share Repurchase Program

In November 1994, the Trustees authorized the fund to repurchase up to 2,650,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the year ended October 31, 1998 and the six months ended April 30, 1999, the fund repurchased no shares.

As of April 30, 1999, 279,900 shares have been repurchased since the inception of the program.



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Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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